INTELLECTUAL PROPERTY/ LICENSING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2017
Intellectual Property Licensing Rights
Amortization expense
2018	$18,630
2019	16,667
2020	16,667
2021	16,667
2022 and thereafter	183,332
Total	$251,963